INVESTMENT IN AN ASSOCIATE (Details Narrative) RM in Millions			12 Months Ended
	Jan. 20, 2020 SGD ($)	Jan. 20, 2020 MYR (RM)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
IfrsStatementLineItems [Line Items]
Percentage of third parties to acquire equity interest			20.00%	20.00%
Impairment loss				$ 215,297
Landmark Medical Centre Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Percentage of third parties to acquire equity interest	20.00%	20.00%
Cash consideration	$ 489,211	RM 1.5